CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2014
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits and accounts receivable. As of December 31, 2014, substantially all of the Group's cash and cash equivalents and time deposits were deposited in financial institutions located in the PRC, Hong Kong and USA, which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from commission earned from lottery administration centers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its lottery administration centers and its ongoing monitoring of outstanding balances.

Concentration of suppliers

Approximately 98.3%, 87.3% and 79.1% of total Service Fees were derived from three lottery administration centers for the years ended December 31, 2012, 2013 and 2014, respectively. The Service Fees received from the respective lottery administration centers represent net revenues recognized before the reduction of: (i) incentives paid to end users, (ii) the residual amount of lottery pool contributed by the Group and (iii) the cost of additional prize money to be shared between the lottery administration centers and the Group. The significance of the Service Fees received from the three lottery administration centers are as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Lottery administration center A	111,533	169,474	260,096	41,920
Lottery administration center B	43,440	75,212	198,549	32,000
Lottery administration center C	13,653	45,231	121,628	19,603

Concentration of serviced lottery products

Approximately 88.0%, 95.9% and 93.2% of total Service Fees were derived from five lottery products for the years ended December 31, 2012, 2013 and 2014, respectively.

Current vulnerability due to certain other concentrations

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 30 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

In October 2012, the Group was notified by China Sports Lottery Administration Center that the Group was one of the two entities that had been approved by the Ministry of Finance (“MOF”) to conduct online sales of sports lottery products in PRC on behalf of China Sports Lottery Administration Center. In particular, such approval mandated that the China Sports Lottery Administration Center use its best effort to develop an online lottery sales management system as part of a pilot program for online lottery sales in PRC, and once such a management system is finished, the China Sports Lottery Administration Center should apply again for approval from the MOF for official commencement of online lottery sales in the PRC. However, since the operation of online sports lottery sales services by China Sports Lottery Administration Center itself is in a pilot phase and is subject to further approval by the MOF, the Group's operation of online sales of sports lottery products may be subject to suspension if China Sports Lottery Administration Center fails to obtain such further approval from the MOF.

On January 15, 2015, the MOF, the Ministry of Civil Affairs and the General Administration of Sports of the People's Republic of China jointly promulgated the Notice on Issues related to the Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales (the “Self-Inspection Notice”), as a further step to regulate the lottery market in PRC and sanction unauthorized online lottery sales. On February 28, 2015, all sports lottery administration centers temporarily suspended online purchase orders for lottery products in response to the Self-Inspection Notice. Additional details are set out in Note 22 - Recent regulations on lottery services industry and online lottery sales.

The Group transacts the majority of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.